COMMITMENTS AND CONTINGENCIES (Details 1) ¥ in Thousands	Sep. 30, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2020	¥ 548
2021	516
2022	500
2023	422
2024	422
Thereafter	3,371
Operating Leases, Future Minimum Payments Due	¥ 5,779